Principal Accounting Policies - Operating leases and Adoption of ASU (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease weighted average remaining lease term	4 years 3 months 25 days
Operating lease, weighted average discount rate	4.78%
Operating lease cost and expenses	¥ 27.6	¥ 34.5	¥ 33.6
Short term lease cost and expenses	¥ 2.6	¥ 1.5	¥ 1.1